Bonds Payable (Details) € in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CAD ($)	Aug. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Commissions and issuance costs				$ 1,078
Bond payables			$ 35,227			$ 38,053
Bonds Payable.
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 25,000		$ 35,978		€ 25,000		$ 36,511
Commissions and issuance costs	€ 738	$ 1,078
Nominal interest rate			4.00%		4.00%
Effective interest rate			4.41%
Bond payables			$ 35,227		€ 24,478